Current Liabilities - Warrants Financial Liability (Details) - Schedule of Assumptions were Based on Observable Market Conditions - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Level 2 [Member]
Current Liabilities - Warrants Financial Liability (Details) - Schedule of Assumptions were Based on Observable Market Conditions [Line Items]
Historical volatility	81.00%
Exercise price	$ 5
Share price	$ 2.929
Risk-free interest rate	3.30%
Dividend yield	0.00%
Fair value per warrant	$ 1.2005
Level 2 [Member]
Current Liabilities - Warrants Financial Liability (Details) - Schedule of Assumptions were Based on Observable Market Conditions [Line Items]
Historical volatility		81.00%
Exercise price		$ 5
Share price		$ 0.97
Risk-free interest rate		4.00%
Dividend yield		0.00%
Fair value per warrant		$ 0.2555
Level 1 [Member]
Current Liabilities - Warrants Financial Liability (Details) - Schedule of Assumptions were Based on Observable Market Conditions [Line Items]
Historical volatility
Exercise price	$ 5
Share price	$ 0.2
Risk-free interest rate
Dividend yield
Fair value per warrant	$ 0.2